UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Nancy J Andervich
Title:              Vice President & Manager Personal Trust Services
Phone:              620-694-2262
Signature,          Place,              and Date of Signing:
Nancy J Andervich   Hutchinson, KS      October 08, 2010
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT
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                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 28
Form 13F Information Table Value Total: $107,912


List of Other Included Managers:

No.  13F FILE NUMBER               NAME
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
FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE    SHARED   NONE
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Abbott Laboratories                       COM            002824100      212   4,054 SH       DEFINED                   4,054
AT&T Inc                                  COM            00206R102      258   9,033 SH       DEFINED                   9,033
Bank of America Corp                      COM            060505104      406  30,952 SH       DEFINED                  30,952
Barrick Gold Corp                         COM            067901108      247   5,330 SH       DEFINED                   5,330
Commerce Bancshares Inc                   COM            200525103      282   7,504 SH       DEFINED                   7,504
Consumer Discretionary Select Sector SPDR SBI CONS DISCR 81369Y407    1,048  31,359 SH       DEFINED                  31,359
Consumer Staples Select Sector SPDR       SBI CONS STPLS 81369Y308    3,331 119,480 SH       DEFINED                 119,480
Disney Walt Co                            COM DISNEY     254687106      218   6,576 SH       DEFINED                   6,576
Energy Select Sector SPDR                 SBI INT-ENERGY 81369Y506    3,171  56,565 SH       DEFINED                  56,565
Exxon Mobil Corp                          COM            30231G102      971  15,712 SH       DEFINED                  15,712
Financial Select Sector SPDR              SBI INT-FINL   81369Y605    2,187 152,464 SH       DEFINED                 152,464
Health Care Select Sector SPDR            SBI HEALTHCARE 81369Y209    3,220 105,615 SH       DEFINED                 105,615
Industrial Select Sector SPDR             SBI INT-INDS   81369Y704    3,008  96,150 SH       DEFINED                  96,150
iShares Invest Grade Corp Bond            IBOXX INV CPBD 464287242   16,205 143,291 SH       DEFINED                 143,291
iShares MSCI EAFE Index Fund              MSCI EAFE IDX  464287465   15,390 280,225 SH       DEFINED                 279,005   1220
iShares S&P 500 Index Fund                S&P 500 INDEX  464287200   17,072 149,113 SH       DEFINED                 148,210    903
iShares Tr S&P Midcap 400 Index Fund      S&P MIDCAP 400 464287507    7,608  94,999 SH       DEFINED                  94,476    523
iShares Tr S&P Small Cap 600 Index Fund   S&P SMLCAP 600 464287804    7,429 125,719 SH       DEFINED                 125,034    685
Johnson & Johnson                         COM            478160104      244   3,941 SH       DEFINED                   3,941
Kroger (The) Co                           COM            501044101    8,745 403,754 SH       DEFINED                 403,754
Materials Select Sector SPDR              SBI MATERIALS  81369Y100      807  24,613 SH       DEFINED                  24,613
McDonalds Corp                            COM            580135101      308   4,135 SH       DEFINED                   4,135
Technology Select Sector SPDR             SBI INT-TECH   81369Y803    4,760 206,778 SH       DEFINED                 206,778
Utilities Select Sector SPDR              SBI INT-UTILS  81369Y886      921  29,353 SH       DEFINED                  29,353
Vangard REIT ETF                          REIT ETF       922908553      289   5,550 SH       DEFINED                   5,550
Vanguard Emerging Markets ETF             EMR MKT ETF    922042858    8,829 194,220 SH       DEFINED                 193,192   1028
Wal-Mart Stores Inc                       COM            931142103      516   9,634 SH       DEFINED                   9,634
Wells Fargo & Co New                      COM            949746101      230   9,163 SH       DEFINED                   9,163
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